ADVANCES TO SUPPLIERS - Additional Information (Detail) ¥ in Millions, $ in Millions			1 Months Ended						12 Months Ended
	Feb. 06, 2018 USD ($) item	Feb. 06, 2018 CNY (¥) item	Jul. 31, 2020 item	Jul. 31, 2019 USD ($)	Jul. 31, 2019 CNY (¥)	Feb. 28, 2018 USD ($) item	Oct. 31, 2016 USD ($)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2019 USD ($) item	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Aug. 06, 2016 USD ($)	Aug. 06, 2016 CNY (¥)
Advances to suppliers
Number of Tokens Subscribed	5,297,157	5,297,157	2,222,222			5,297,157			2,222,222	2,222,222
Advance received				$ 1.0	¥ 7.0
Payments for Subscription of Tokens	$ 2.0	¥ 14.1				$ 2.0
Impairment On Advances To Suppliers									$ 0.9	¥ 6.0		¥ 0.0
Cross fire new mobile game | Inner Mongolia Culture Assets and Equity Exchange
Advances to suppliers
Financing service fee paid							$ 1.1	¥ 7.5	1.1	¥ 7.5
Funds required for the development of CrossFire new mobile game									$ 22.6				¥ 157.5	$ 22.6	¥ 157.5
Non Recovery Of Advance Financing Fee											$ 14.4	¥ 100.0